SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 150,247	$ 99,180
ISRAEL
Segment Reporting Information [Line Items]
Long-Lived Assets	110,213	59,770
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	1,302	1,402
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	30,777	29,990
JAPAN
Segment Reporting Information [Line Items]
Long-Lived Assets	4,887	4,765
Others [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 3,068	$ 3,253